Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Gelesis
Redeemable Convertible Preferred Stock
14.	Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock consisted of the following at December 31, 2021 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,689,193	$7,505	$7,113	1,689,193
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,730,874	5,188	7,460	1,730,874
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	44,307	1,977,114
Series Growth	2,538,274	2,538,274	31,500	56,959	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	53,201	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	136,919	5,818,895
Total	19,957,625	18,736,936	$258,370	$311,594	18,736,936

Redeemable convertible preferred stock consisted of the following at December 31, 2020 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,636,971	$7,273	$6,176	1,636,971
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	24,991	1,977,114
Series Growth	2,538,274	2,538,274	31,500	32,763	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	30,684	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	108,813	5,818,895
Total	19,957,625	18,446,525	$257,424	$213,525	18,446,525

Series A-1

In April 2011, the Company issued units comprised of 1,636,971 shares of Series A-1 and 1,636,971 shares of common stock upon the conversion of $3.2 million of outstanding principal and accrued interest related to convertible notes issued in 2009 and 2010 and $0.4 million of deferred interest related to the 2008 Loan. The conversion was based on an issuance price of $4.44 per unit, whereby each unit is comprised of one share of Series A-1 and one share of common stock.

In April 2021, the Company issued 52,222 shares of Series A-1 upon the net exercise of the Series A-1 warrants. The warrants exercised had an aggregate fair value of $0.9 million on the date of exercise.

Series A-2

In May 2011, the Company issued:

●	409,440 shares of Series A-2 at an issuance price of $2.61 per share, resulting in gross proceeds of $1.1 million.
●	284,249 shares of Series A-2 upon conversion of $0.6 million outstanding principal and accrued interest on convertible notes issued in 2011 at a conversion price of $1.96 per share, recorded at the fair value of Series A-2 issued of $0.7 million.
●	191,625 shares of Series A-2 upon conversion of $0.5 million of deferred interest related to the 2008 Loan, based on an issuance price of $2.61 per share.

In addition, in May 2011, the Company entered into an agreement with PureTech Health LLC (“PureTech”) to issue a total of 275,940 shares of Series A-2 in exchange for management and consulting services (see Note 20). The fair value of the services was not readily determinable and, accordingly, the initial carrying value of Series A-2 issued in exchange for services was equal to the then-current fair value of the Series A-2 of $0.7 million, based on the Series A-2 issuance price of $2.61 per share.

Series A-3

In June 2012, the Company issued 1,017,648 shares of Series A-3 at an issuance price of $3.00 per share resulting in gross proceeds of $3.1 million and the Company incurred issuance costs of approximately $10,000. In June 2012, the Company issued 219,792 shares of Series A-3 upon conversion of $0.7 million of outstanding principal and accrued interest related to a promissory note issued in 2012 at an issuance price of $3.00 per share and 255,245 shares of Series A-3 upon the conversion of $0.7 million of outstanding principal and accrued interest related to a bridge loan issued in 2012 at $2.85 per share.

In March 2021, the Company issued 238,189 shares of Series A-3 upon the exercise of the Series A-3 warrants. The warrants exercised had an aggregate fair value of $3.0 million on the date of exercise.

Series A-4

In August 2013, the Company issued 1,439,352 equity units, each consisting of (i) one share of Series A-4 with a contingently issuable warrant to purchase 50% of one share of Series A-4 and (ii) one share of common stock of the LLC with a contingently issuable warrant to purchase 50% of one share of common stock of the LLC, for $3.00 per unit, resulting in proceeds of $4.3 million, net of issuance costs of approximately $11,000. The Company determined that the warrants to purchase shares of Series A-4 met the criteria for classification as a liability and were to be accounted for at fair value (see Note 13). Accordingly, the proceeds from the sale of the equity units were first allocated to the Series A-4 warrants at their fair value at issuance of $1.7 million, with the residual proceeds allocated to the Series A-4, the LLC common stock and the LLC common warrants based on their relative fair values of $2.5 million, $0.1 million and $0.1 million, respectively.

In October 2020, the Company issued 11,177 shares of Series A-4 upon the exercise of the Series A-4 warrants. The warrants exercised had an aggregate fair value of $0.1 million on the date of exercise.

Series A-5

In March 2015, the Company issued 1,450,265 shares of Series A-5 at an issuance price of $12.41 per share resulting in gross proceeds of $18.0 million and the Company incurred issuance costs of $0.1 million. In conjunction with the financing, approximately $4.3 million of outstanding principal and accrued interest on the 2014 Bridge Notes converted to 492,900 shares of Series A-5 at a conversion price of $8.69. In a subsequent and final closing in April 2015, the Company issued 33,949 shares of Series A-5 at an issuance price of $12.41 per share resulting in gross proceeds of $0.4 million.

Series Growth

In December 2015, the Company issued 2,538,274 shares of Series Growth to current and new investors at an issuance price of $12.41 per share resulting in gross proceeds of $31.5 million and the Company incurred issuance costs of $0.1 million.

Series 2 Growth

In February 2018, the Company entered into the Series 2 Growth Preferred Stock Purchase Agreement with current investors (the “Series 2 Growth Initial Purchasers”). In the February 2018 closing, the Series 2 Growth Initial Purchasers purchased 780,640 shares of Series 2 Growth at an issuance price of $12.81 resulting in gross proceeds of $10.0 million and the Company incurred issuance costs of $0.2 million. The Series 2 Growth Initial Purchasers also agreed to purchase up to 1,561,280 additional Series 2 Growth shares for aggregate proceeds of $20.0 million in subsequent closings.

In the June 2018 closing, the Company issued 9,269 shares of Series 2 Growth resulting in gross proceeds of $0.1 million and the Company incurred issuance costs of approximately $6,000.

In September 2018, under the Series 2 Growth Tranche Rights, the Company issued 390,320 shares of Series 2 Growth resulting in gross proceeds of $5.0 million and incurring issuance costs of approximately $7,000. In December 2018, the Company issued 390,320 shares of Series 2 Growth resulting in gross proceeds of $5.0 million. No issuance costs were incurred in conjunction with this issuance.

In April 2019, the Company issued 390,320 shares of Series 2 Growth resulting in gross proceeds of $5.0 million. No issuance costs were incurred in conjunction with this issuance. Subsequently in April 2019, the Company issued 409,574 shares of Series 2 Growth resulting in gross proceeds of $5.2 million. No issuance costs were incurred in conjunction with this issuance.

Series 3 Growth

In December 2019, the Company entered into the Series 3 Growth Preferred Stock Purchase Agreement with current and new investors (the “Series 3 Growth Initial Purchasers”). In the December 2019 closing, the Series 3 Growth Initial Purchasers purchased 2,269,831 shares of Series 3 at an issuance price of $17.27 per share, resulting in gross proceeds of $39.2 million and incurred issuance costs of $0.3 million. As part of the Series 3 & 4 Growth Agreement certain Series 3 Growth Initial Purchasers agreed to purchase, 775,911 additional Series 3 Growth shares at $17.27 per share for aggregate proceeds of $13.4 million in subsequent closings (the “Series 3 Growth Tranche Rights”) (see Note 3). The fair value of the Series 3 Growth on the date of issuance was determined by the Company to be $17.09 per share with the assistance of a third-party valuation specialist.

In April 2020, the Company issued 818,990 shares of Series 3 Growth resulting in gross proceeds of $14.1 million and incurring issuance costs of approximately $26,000. The issuance included 775,911 shares under the Series 3 Growth Tranche Rights. The Series 3 Growth Tranche Rights liability was remeasured to its estimated fair value immediately prior to settlement, resulting in $0.3 million of income being recorded in the consolidated statements of operations. The tranche issuance was the final Series 3 Growth tranche closing and resulted in the settlement of the remaining $0.1 million of Series 3 Growth Tranche Rights.

In June 2020, the Company issued 1,158,077 shares of Series 3 Growth to CMS in conjunction with the CMS Bridging DMCC Licensing, Collaboration, and Investing Agreements (see Note 5) resulting in gross proceeds of $20.0 million and incurring issuance costs of $0.2 million.

In August 2020, the Company issued 868,558 shares of Series 3 Growth resulting in gross proceeds of $15.0 million and incurring issuance costs of $0.1 million.

Redeemable Convertible Preferred Stock Rights and Preferences

On December 2, 2019, the Company filed its Twelfth Amended and Restated Certificate of Incorporation which amended the terms of the Company’s redeemable convertible preferred stock to designate Series A-1, Series A-2, Series A-3 and Series A-4 as Junior Preferred Stock, collectively, and Series A-5, Series Growth, Series 2 Growth, Series 3 Growth and Series 4 Growth as Senior Preferred, collectively, and together with the Junior Preferred, the Series Preferred.

In addition, the Twelfth Amended and Restated Certificate of Incorporation designated Series Growth and Series 2 Growth as Junior Growth Preferred, collectively, and Series 3 Growth and Series 4 Growth as Senior Growth Preferred, collectively.

Voting

The holders of Series Preferred have full voting rights and powers equal to the rights and powers of holders of shares of common stock, with respect to any matters upon which holders of shares of common stock have the right to vote. Holders of Series Preferred are entitled to the number of votes equal to the number of whole shares of common stock into which such share of Series Preferred could be converted at the record date for determination of the stockholders entitled to vote on such matters. Holders of record of the shares of common stock and preferred stock, voting together as a single class, are entitled to elect the directors of the Company.

Dividends

Liquidation Preference Prepayment Dividends

On June 27, 2012, the terms of the Series Preferred were amended. An 8% non-cumulative dividend payable when and if declared by the Board was replaced with a liquidation preference prepayment dividend (“Liquidation Preference Prepayment Dividend”). The Senior Growth Preferred Stock rank senior to the Junior Growth Preferred Stock, which rank senior to the Series A-5, which rank senior to the Junior Series Preferred Stock in the event of a Liquidation Preference Prepayment Dividend. The Board of Directors, which is controlled by Series 3 Growth holders at December 31, 2021, may elect to declare of the above designations of Series Preferred, one or more dividends equal to the liquidation preference of such shares, or any portion thereof, to the holders of such shares. If a liquidation preference prepayment dividend is paid, it would reduce the liquidation preference payable to the respective Series Preferred holders upon liquidation or deemed liquidation.

Dividends subsequent to Liquidation Preference Prepayment Dividend

After Liquidation Preference Prepayment Dividends have been paid in full and after the holders of common stock have received aggregate dividends per share equal to the lowest per share Liquidation Preference Prepayment Dividend, then the holders of Series Preferred will participate in any dividends declared on a pro rata basis with common stock.

Liquidation Preference

The Senior Growth Preferred Stock rank senior to the Junior Growth Preferred Stock, which rank senior to the Series A-5, which rank senior to the Junior Series Preferred Stock, which rank senior to Company’s common stock in the event of liquidation dissolution or winding-up of the Company.

In the event of any liquidation, dissolution or winding-up of the Company, the holders of Senior Growth Preferred shall be entitled to receive, prior to any distributions being made to Junior Growth Preferred, Series A-5, Junior Preferred and common stock, an amount per share equal to one and one-half times (1.5x) the original issuance price ($17.27 and $20.72 per share for Series 3 Growth and Series 4 Growth, respectively) less any Liquidation Preference Prepayment Dividend paid for such shares of Senior Growth Preferred, plus any dividends declared but unpaid. If upon liquidation, dissolution or winding up of the Company, the assets available for distribution are insufficient to pay the Senior Growth Preferred the full amount to which they are entitled, the holders of Senior Growth Preferred share ratably in any distribution of the assets.

After payment to holders of the Senior Growth Preferred, the Junior Growth Preferred, Series A-5, and Junior Series Preferred, each shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of a lower ranking designation of stock an amount per share equal to the greater of (i) the applicable original issue price ($12.81, $12.41, $12.41, $3.77, $3.00, $2.61, and $4.44 per share for Series 2 Growth, Series Growth, Series A-5, Series A-4, Series A-3, Series A-2, and Series A-1, respectively), less any Liquidation Preference Prepayment Dividend paid for such shares of the respective designation of stock, plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all shares of Series Preferred been converted into common stock immediately prior to such liquidation, dissolution or winding up, less any Liquidation Preference Prepayment Dividend paid for such shares of the respective designation of stock and after giving effect to any other applicable Liquidation Preference Prepayment Dividend. If upon liquidation, dissolution or winding up of the Company, the assets available for distribution are insufficient to pay the holders of a particular designation of stock the full amount to which they are entitled, the holders of the particular designation of stock share ratably in any distribution of the assets.

In the event of any liquidation, dissolution or winding-up of the Company, after the Series Preferred liquidation payments have been made, the remaining assets for distribution shall be distributed among the holders of the Senior Growth Preferred and common stock pro rata based on the number of shares held by each Senior Growth Preferred and common stockholder, treating for this purpose all such securities as if they had converted to common stock.

Redemption

Modification of Senior Preferred Stock terms

On February 28, 2018, the terms of the Senior Series Preferred were amended to add a redemption feature provided to holders of the Senior Preferred Stock. Shares of Senior Preferred Stock shall be redeemed by the Company, upon an elective redemption request by the investors on or after February 28, 2025, at a price equal to the greater of i) the conversion price per share, plus all declared but unpaid dividends thereon, and ii) the fair market value of a single share of each applicable series of Senior Preferred. Outstanding shares of Senior Preferred Stock shall be accreted to the redemption value at each reporting period, with the offset recorded to additional paid-in capital in the accompanying consolidated balance sheets.

On December 2, 2019, the redemption date was amended to December 2, 2026.

Conversion

Each share of Series Preferred is convertible at the option of the holder at any time after issuance into the number of fully paid and nonassessable shares of common stock as determined by dividing the original issue price of each series of preferred stock by the conversion price of each series in effect at time of the conversion. The initial conversion price is the respective original issue price, subject to adjustment in accordance with the antidilution provisions of each series. Each Series Preferred will subject to automatic conversion into common stock in the event of either (i) a qualified initial public offering that results in minimum gross proceeds to the Company of $50.0 million and a price of at least $17.27 per share, or (ii) at the election of the holders of a majority of the then outstanding Series Preferred. Each share of Series Preferred will be automatically converted into one share of common stock at the then effective conversion rate, provided however that in the event of a qualified initial public offering, the holders of the Senior Growth Preferred Stock will be entitled to receive additional shares of common stock equal to one and one-half times (1.5x) the original issue price of the Senior Growth Preferred divided by the price per share of common stock offered in such initial public offering. Series A-3 may only be converted at the election of the holders of a majority of the then outstanding Series A-3 and the Board of Directors in its sole discretion if the conversion occurs following the payment in full of the Series Preferred Liquidation Preference Payment. At December 31, 2021, none of the outstanding shares of Series Preferred were converted into common stock.